Schedule of Intangible Assets Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 7	$ 6	$ 6	$ 4	$ 4	$ 4	$ 3	$ 5	$ 27	$ 21	$ 7
License agreements
Finite-Lived Intangible Assets [Line Items]
Amortization expense									12	13	4
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization expense									$ 15	$ 8	$ 3